FI - Qualitative information about level 3 liabilities at fair value (Details 16) - Recurring basis SFr in Millions	12 Months Ended
	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2015 CHF (SFr)
Obligation to return securities received as collateral
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 46	SFr 70	SFr 0
Due to banks and customer deposits
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	455	410	254
Trading Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	3,226	3,737	4,615
Trading Liabilities | Interest rate derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	317	SFr 538	578
Trading Liabilities | Interest rate derivatives | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 205
Trading Liabilities | Interest rate derivatives | Option model | Minimum
Unobservable input
Basis spread (in bp)	(25)	(2)
Funding spread (in bp)		237
Correlation (in %)	20.00%	20.00%
Gap risk (in %)		20.00%
Prepayment rate (in %)	6.00%	1.00%
Trading Liabilities | Interest rate derivatives | Option model | Maximum
Unobservable input
Basis spread (in bp)	52	66
Funding spread (in bp)		237
Correlation (in %)	100.00%	100.00%
Gap risk (in %)		20.00%
Prepayment rate (in %)	34.00%	32.00%
Trading Liabilities | Interest rate derivatives | Option model | Weighted average
Unobservable input
Basis spread (in bp)	19	33
Funding spread (in bp)		237
Correlation (in %)	60.00%	57.00%
Gap risk (in %)		20.00%
Prepayment rate (in %)	9.00%	9.00%
Trading Liabilities | Interest rate derivatives | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 81
Trading Liabilities | Interest rate derivatives | Market comparable | Minimum
Unobservable input
Price (in %)	1.00%
Trading Liabilities | Interest rate derivatives | Market comparable | Maximum
Unobservable input
Price (in %)	102.00%
Trading Liabilities | Interest rate derivatives | Market comparable | Weighted average
Unobservable input
Price (in %)	44.00%
Trading Liabilities | Foreign exchange derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 100	SFr 150	329
Trading Liabilities | Foreign exchange derivatives | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 64	SFr 65
Trading Liabilities | Foreign exchange derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	(10.00%)	(10.00%)
Prepayment rate (in %)	27.00%	22.00%
Trading Liabilities | Foreign exchange derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	70.00%	70.00%
Prepayment rate (in %)	34.00%	32.00%
Trading Liabilities | Foreign exchange derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	51.00%	49.00%
Prepayment rate (in %)	30.00%	27.00%
Trading Liabilities | Foreign exchange derivatives | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 7	SFr 69
Trading Liabilities | Foreign exchange derivatives | Discounted cash flow | Minimum
Unobservable input
Contingent probability (in %)	95.00%	95.00%
Trading Liabilities | Foreign exchange derivatives | Discounted cash flow | Maximum
Unobservable input
Contingent probability (in %)	95.00%	95.00%
Trading Liabilities | Foreign exchange derivatives | Discounted cash flow | Weighted average
Unobservable input
Contingent probability (in %)	95.00%	95.00%
Trading Liabilities | Credit derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 898	SFr 851	1,757
Trading Liabilities | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Correlation (in %)	38.00%	43.00%
Credit spread (in bp)	2	0
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	10.00%	20.00%
Discount rate (in %)	3.00%	2.00%
Default rate (in %)	1.00%	0.00%
Loss severity (in %)	25.00%	15.00%
Term Total Return Swap (TRS)/Repurchase spread	176
Trading Liabilities | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Correlation (in %)	85.00%	85.00%
Credit spread (in bp)	973	1,635
Prepayment rate (in %)	20.00%	13.00%
Recovery rate (in %)	60.00%	60.00%
Discount rate (in %)	50.00%	45.00%
Default rate (in %)	20.00%	33.00%
Loss severity (in %)	100.00%	100.00%
Term Total Return Swap (TRS)/Repurchase spread	176
Trading Liabilities | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Correlation (in %)	54.00%	63.00%
Credit spread (in bp)	172	163
Prepayment rate (in %)	7.00%	5.00%
Recovery rate (in %)	38.00%	35.00%
Discount rate (in %)	16.00%	21.00%
Default rate (in %)	5.00%	5.00%
Loss severity (in %)	67.00%	70.00%
Term Total Return Swap (TRS)/Repurchase spread	176
Trading Liabilities | Equity/Index-related products
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,301	SFr 1,181	1,347
Trading Liabilities | Equity/Index-related products | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 947
Trading Liabilities | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(60.00%)	(85.00%)
Volatility (in %)	0.00%	2.00%
Trading Liabilities | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	98.00%	98.00%
Volatility (in %)	105.00%	180.00%
Trading Liabilities | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)	90.00%	62.00%
Correlation (in %)	55.00%	23.00%
Volatility (in %)	25.00%	28.00%
Trading Liabilities | Equity/Index-related products | Vendor price
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 62
Trading Liabilities | Equity/Index-related products | Vendor price | Minimum
Unobservable input
Price (in actuals)	0
Trading Liabilities | Equity/Index-related products | Vendor price | Maximum
Unobservable input
Price (in actuals)	53
Trading Liabilities | Equity/Index-related products | Vendor price | Weighted average
Unobservable input
Price (in actuals)	18
Short-term borrowings
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 845	SFr 516	72
Short-term borrowings | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 288
Short-term borrowings | Option model | Minimum
Unobservable input
Correlation (in %)	(40.00%)
Volatility (in %)	4.00%
Short-term borrowings | Option model | Maximum
Unobservable input
Correlation (in %)	98.00%
Volatility (in %)	105.00%
Short-term borrowings | Option model | Weighted average
Unobservable input
Correlation (in %)	60.00%
Volatility (in %)	26.00%
Short-term borrowings | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 527
Short-term borrowings | Discounted cash flow | Minimum
Unobservable input
Recovery rate (in %)	25.00%
Discount rate (in %)	200.00%
Short-term borrowings | Discounted cash flow | Maximum
Unobservable input
Recovery rate (in %)	40.00%
Discount rate (in %)	27800.00%
Short-term borrowings | Discounted cash flow | Weighted average
Unobservable input
Recovery rate (in %)	29.00%
Discount rate (in %)	17500.00%
Short-term borrowings | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 24
Short-term borrowings | Market comparable | Minimum
Unobservable input
Price (in %)	11.00%
Short-term borrowings | Market comparable | Maximum
Unobservable input
Price (in %)	47.00%
Short-term borrowings | Market comparable | Weighted average
Unobservable input
Price (in %)	47.00%
Long-term debt
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 12,501	13,415	14,123
Long-term debt | Long-term debt - of which structured notes over two years
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	12,259	12,434	9,924
Long-term debt | Long-term debt - of which structured notes over two years | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 9,739	SFr 12,008
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(60.00%)	(85.00%)
Gap risk (in %)	0.00%	0.00%
Mean reversion (in %)	(14.00%)	(14.00%)
Volatility (in %)	0.00%	0.00%
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	99.00%	99.00%
Gap risk (in %)	2.00%	2.00%
Mean reversion (in %)	(1.00%)	(1.00%)
Volatility (in %)	105.00%	180.00%
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Weighted average
Unobservable input
Buyback probability (in %)	90.00%	62.00%
Correlation (in %)	55.00%	23.00%
Gap risk (in %)	1.00%	1.00%
Mean reversion (in %)	(6.00%)	(6.00%)
Volatility (in %)	21.00%	23.00%
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,571	SFr 286
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	2	1
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	729	452
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	105	89
Other liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,478	SFr 1,684	2,491
Other liabilities | Other liabilities - of which failed sales
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	223	219	454
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 25	SFr 39
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	1,430
Discount rate (in %)		11.00%
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,430
Discount rate (in %)		29.00%
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	1,430
Discount rate (in %)		21.00%
Other liabilities | Other liabilities - of which failed sales | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 122	SFr 163
Other liabilities | Other liabilities - of which failed sales | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Other liabilities | Other liabilities - of which failed sales | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%	100.00%
Other liabilities | Other liabilities - of which failed sales | Market comparable | Weighted average
Unobservable input
Price (in %)	51.00%	68.00%
Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 18,551	SFr 19,832	21,555
Bank | Obligation to return securities received as collateral
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	46	70	0
Bank | Due to banks and customer deposits
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	455	410	254
Bank | Trading Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	3,226	3,737	4,615
Bank | Trading Liabilities | Interest rate derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	317	SFr 538	578
Bank | Trading Liabilities | Interest rate derivatives | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 205
Bank | Trading Liabilities | Interest rate derivatives | Option model | Minimum
Unobservable input
Basis spread (in bp)	(25)	(2)
Funding spread (in bp)		237
Correlation (in %)	20.00%	20.00%
Gap risk (in %)		20.00%
Prepayment rate (in %)	6.00%	1.00%
Bank | Trading Liabilities | Interest rate derivatives | Option model | Maximum
Unobservable input
Basis spread (in bp)	52	66
Funding spread (in bp)		237
Correlation (in %)	100.00%	100.00%
Gap risk (in %)		20.00%
Prepayment rate (in %)	34.00%	32.00%
Bank | Trading Liabilities | Interest rate derivatives | Option model | Weighted average
Unobservable input
Basis spread (in bp)	19	33
Funding spread (in bp)		237
Correlation (in %)	60.00%	57.00%
Gap risk (in %)		20.00%
Prepayment rate (in %)	9.00%	9.00%
Bank | Trading Liabilities | Interest rate derivatives | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 81
Bank | Trading Liabilities | Interest rate derivatives | Market comparable | Minimum
Unobservable input
Price (in %)	1.00%
Bank | Trading Liabilities | Interest rate derivatives | Market comparable | Maximum
Unobservable input
Price (in %)	102.00%
Bank | Trading Liabilities | Interest rate derivatives | Market comparable | Weighted average
Unobservable input
Price (in %)	44.00%
Bank | Trading Liabilities | Foreign exchange derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 100	SFr 150	329
Bank | Trading Liabilities | Foreign exchange derivatives | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 64	SFr 65
Bank | Trading Liabilities | Foreign exchange derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	(10.00%)	(10.00%)
Prepayment rate (in %)	27.00%	22.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	70.00%	70.00%
Prepayment rate (in %)	34.00%	32.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	51.00%	49.00%
Prepayment rate (in %)	30.00%	27.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 7	SFr 69
Bank | Trading Liabilities | Foreign exchange derivatives | Discounted cash flow | Minimum
Unobservable input
Contingent probability (in %)	95.00%	95.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Discounted cash flow | Maximum
Unobservable input
Contingent probability (in %)	95.00%	95.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Discounted cash flow | Weighted average
Unobservable input
Contingent probability (in %)	95.00%	95.00%
Bank | Trading Liabilities | Credit derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 898	SFr 851	1,757
Bank | Trading Liabilities | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Correlation (in %)	38.00%	43.00%
Credit spread (in bp)	2	0
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	10.00%	20.00%
Discount rate (in %)	3.00%	2.00%
Default rate (in %)	1.00%	0.00%
Loss severity (in %)	25.00%	15.00%
Term Total Return Swap (TRS)/Repurchase spread	176
Bank | Trading Liabilities | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Correlation (in %)	85.00%	85.00%
Credit spread (in bp)	973	1,635
Prepayment rate (in %)	20.00%	13.00%
Recovery rate (in %)	60.00%	60.00%
Discount rate (in %)	50.00%	45.00%
Default rate (in %)	20.00%	33.00%
Loss severity (in %)	100.00%	100.00%
Term Total Return Swap (TRS)/Repurchase spread	176
Bank | Trading Liabilities | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Correlation (in %)	54.00%	63.00%
Credit spread (in bp)	172	163
Prepayment rate (in %)	7.00%	5.00%
Recovery rate (in %)	38.00%	35.00%
Discount rate (in %)	16.00%	21.00%
Default rate (in %)	5.00%	5.00%
Loss severity (in %)	67.00%	70.00%
Term Total Return Swap (TRS)/Repurchase spread	176
Bank | Trading Liabilities | Equity/Index-related products
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,301	SFr 1,181	1,347
Bank | Trading Liabilities | Equity/Index-related products | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 947
Bank | Trading Liabilities | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(60.00%)	(85.00%)
Volatility (in %)	0.00%	2.00%
Bank | Trading Liabilities | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	98.00%	98.00%
Volatility (in %)	105.00%	180.00%
Bank | Trading Liabilities | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)	90.00%	62.00%
Correlation (in %)	55.00%	23.00%
Volatility (in %)	25.00%	28.00%
Bank | Trading Liabilities | Equity/Index-related products | Vendor price | Minimum
Unobservable input
Price (in actuals)	0
Bank | Trading Liabilities | Equity/Index-related products | Vendor price | Maximum
Unobservable input
Price (in actuals)	53
Bank | Trading Liabilities | Equity/Index-related products | Vendor price | Weighted average
Unobservable input
Price (in actuals)	18
Bank | Trading Liabilities | Equity/Index-related products | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 62
Bank | Short-term borrowings
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	845	SFr 516	72
Bank | Short-term borrowings | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 288
Bank | Short-term borrowings | Option model | Minimum
Unobservable input
Correlation (in %)	(40.00%)
Volatility (in %)	4.00%
Bank | Short-term borrowings | Option model | Maximum
Unobservable input
Correlation (in %)	98.00%
Volatility (in %)	105.00%
Bank | Short-term borrowings | Option model | Weighted average
Unobservable input
Correlation (in %)	60.00%
Volatility (in %)	26.00%
Bank | Short-term borrowings | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 527
Bank | Short-term borrowings | Discounted cash flow | Minimum
Unobservable input
Recovery rate (in %)	25.00%
Discount rate (in %)	200.00%
Bank | Short-term borrowings | Discounted cash flow | Maximum
Unobservable input
Recovery rate (in %)	40.00%
Discount rate (in %)	27800.00%
Bank | Short-term borrowings | Discounted cash flow | Weighted average
Unobservable input
Recovery rate (in %)	29.00%
Discount rate (in %)	17500.00%
Bank | Short-term borrowings | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 24
Bank | Short-term borrowings | Market comparable | Minimum
Unobservable input
Price (in %)	11.00%
Bank | Short-term borrowings | Market comparable | Maximum
Unobservable input
Price (in %)	47.00%
Bank | Short-term borrowings | Market comparable | Weighted average
Unobservable input
Price (in %)	47.00%
Bank | Long-term debt
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 12,501	13,415	14,123
Bank | Long-term debt | Long-term debt - of which structured notes over two years
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	12,259	12,434	9,924
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 9,739	SFr 12,008
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(60.00%)	(85.00%)
Gap risk (in %)	0.00%	0.00%
Mean reversion (in %)	(14.00%)	(14.00%)
Volatility (in %)	0.00%	0.00%
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	99.00%	99.00%
Gap risk (in %)	2.00%	2.00%
Mean reversion (in %)	(1.00%)	(1.00%)
Volatility (in %)	105.00%	180.00%
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model | Weighted average
Unobservable input
Buyback probability (in %)	90.00%	62.00%
Correlation (in %)	55.00%	23.00%
Gap risk (in %)	1.00%	1.00%
Mean reversion (in %)	(6.00%)	(6.00%)
Volatility (in %)	21.00%	23.00%
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,571	SFr 286
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	2	1
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	729	452
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	105	89
Bank | Other liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,467	SFr 1,679	2,483
Bank | Other liabilities | Other liabilities - of which failed sales
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	223	219	454
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 25	SFr 39
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	1,430
Discount rate (in %)		11.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,430
Discount rate (in %)		29.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	1,430
Discount rate (in %)		21.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 122	SFr 163
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%	100.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable | Weighted average
Unobservable input
Price (in %)	51.00%	68.00%
Bank | Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 18,540	SFr 19,827	SFr 21,547